RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Operating lease, right of use asset	$ 569	$ 771	$ 804